Intangible assets	6 Months Ended
Jun. 30, 2019
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Intangible assets

5. Intangible assets

As at June 30, 2019 and December 31, 2018, the Group holds a number of licenses to develop and commercialize several biopharmaceutical product candidates, the value of which is recorded at USD 21.6 million.